CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 6 – CONVERTIBLE NOTES

The Company’s convertible notes outstanding at September 30, 2021 and June 30, 2021 were as follows:

	September 30, 2021	June 30, 2021
	(Unaudited)
Convertible notes and debenture	$377,780	$400,128
Unamortized discounts	(7,565)	(6,139)
Accrued interest	37,348	34,098
Premium, net	177,045	196,496
Convertible notes, net	$584,608	$624,583

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

Convertible Note Issued with Consulting Agreement

August 10, 2017 Consulting Agreement

On August 10, 2017, the Company entered into a consulting agreement, retroactive to May 16, 2017, with a certain consultant, pursuant to which the consultant agreed to provide certain consulting and business advisory services in exchange for a $310,000 junior subordinated convertible note. The maturity date of the August 10, 2017 Convertible Note was August 2019 and is currently past due (see Note 8). The note accrues interest at a rate of 10% per annum and is convertible into common stock at the lesser of $750 or 65% of the three lowest trades in the ten trading days prior to the conversion. The note was fully earned upon signing the agreement and matures on August 10, 2019. The Company accrued $155,000 related to this expense at June 30, 2017 and recorded the remaining $155,000 related to this expense in fiscal year 2018. Upon an event of default, principal and accrued interest will become immediately due and payable under the note. Additionally, upon an event of default, at the election of the holder, the note would accrue interest at a default interest rate of 18% per annum or the highest rate of interest permitted by law. The consulting agreement had a three-month term and expired on August 16, 2017. An aggregate total of $578,212 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value. During the year ended June 30, 2018, the consultant converted $140,000 of principal and $10,764 of interest. During the year ended June 30, 2019, the consultant converted an additional $161,000 of principal and $19,418 of interest leaving a principal balance owed of $9,000 at June 30, 2019. During the year ended June 30, 2020, the consultant converted an additional $500 of principal and $5,248 of interest such that the remaining principal outstanding and accrued interest under this note as of June 30, 2020 was $8,500 and $22,168, respectively.

On March 15, 2021, the Company entered into a Settlement and Mutual Release Agreement (the “Settlement Agreement”) with the consultant whereby both parties agreed to settle all claims and liabilities under the August 10, 2017 Convertible note for a total of $100,000 in the form of a convertible note. All other terms of the August 10, 2017 Convertible Note shall remain in full force and effect. Both parties agree that all future penalties under this note are waived unless the Company fails to authorize to distribute the requested shares upon conversion. The Company has the right to pay off the balance of any remaining amounts dues under this note in cash at any time more than 60 days after March 15, 2021. Prior to the Settlement Agreement, the Company recorded total liabilities $56,762 consisting of remaining principal amount of $8,500, accrued interest of $23,262 and accrued expenses of $25,000. Accordingly, the Company recognized loss from settlement of debt of $43,238 during the year ended June 30, 2021.

The total principal outstanding after adjustment due to the above-mentioned March 15, 2021 settlement agreement and accrued interest under the August 10, 2017 Convertible Note was $80,000 and $3,738, respectively, as of June 30, 2021 following conversion of $20,000 of principal during the year ended June 30, 2021. The total principal amount outstanding under the August 10, 2017 Convertible Note was $80,000 and accrued interest of $7,381 as of as of September 30, 2021.

Auctus Fund Financing Agreements

August 30, 2019 Securities Purchase Agreement

Effective August 30, 2019, the Company entered into a securities purchase agreement with Auctus Fund, LLC (“Auctus”), pursuant to which Auctus purchased a convertible promissory note (the “August 30, 2019 Auctus Note”) from the Company in the aggregate principal amount of $550,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Auctus. The transaction closed on August 30, 2019 and the Company received payment on September 4, 2019 in the amount of $550,000, of which $5,000 was paid directly toward legal fees and $40,000 to Auctus for due diligence fees resulting in net cash proceeds of $505,000. The maturity date of the August 30, 2019 Auctus Note was August 30, 2020 and was currently past due. The August 30, 2019 Auctus Note bore interest at a rate of 10% per annum, but not payable until the August 30, 2019 Auctus Note became payable, whether at the maturity date or upon acceleration or by prepayment. The note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a $366,667 put premium. The August 30, 2019 Auctus Note may not be prepaid without the written consent of Auctus. Any amount of principal or interest which was not paid when due shall bear interest at the rate of 24% per annum.

Additionally, Auctus had the option to convert all or any amount of the principal face amount and accrued interest of the August 30, 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date or the date of payment of the Default Amount if an event of default occurs, which was an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 30, 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, for shares of the Company’s common stock at the then-applicable conversion price. Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any.

The conversion price for the August 30, 2019 Auctus Note was equal to the Variable Conversion Price of 60% of the Market Price on the date of conversion. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2,250. In connection with the issuance of the Note, the Company issued a common stock purchase warrant to Buyer to purchase 300 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3,330. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4,500. The First Warrant, Second Warrant, and Third Warrant were collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years from the date of issuance being August 30, 2019. Under the terms of the Purchase Agreement and the Warrants, the Selling Security Holder may not either convert the Notes nor exercise the Warrants to the extent (but only to the extent) that the Selling Security Holder or any of its affiliates would beneficially own a number of shares of our Common Stock which would exceed 4.99% of our outstanding shares. The Company accounted for the warrants by using the relative fair value method and recorded debt discount from the relative fair value of the warrants of $375,905 using a simple binomial lattice model.

In connection with the Purchase Agreement, the Company and the Purchaser entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to register the shares of Common Stock underlying the Securities in a Registration Statement with the SEC as well as the Commitment Shares (as defined herein). The Registration Rights Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The Note was subject to customary default provisions and also includes a cross-default provision which provides that a breach or default by the Borrower of any covenant or other term or condition contained in any of the Other Agreements (as defined therein), after the passage of all applicable notice and cure or grace periods, shall, at the option of the Holder, be considered a default under this Note and the Other Agreements. Upon occurrence of any such event, the Holder was entitled (but in no event required) to apply all rights and remedies of the Holder under the terms of this Note and the Other Agreements by reason of a default under said Other Agreements or the Note.

The August 30, 2019 Auctus Note contained certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal accrued at a default interest rate of 24% per annum.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $358,965 and accrued interest of $486 as of June 30, 2020 following conversion of $191,035 of the principal balance and $43,176 of accrued interest during the year ended June 30, 2020. Accordingly, $127,356 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2020 following conversion of the principal balance.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $32,848 and accrued interest of $0 as of June 30, 2021 following conversion of $326,117 of the principal balance and $39,536 of accrued interest during the year ended June 30, 2021. Accordingly, $217,411 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2021 following conversion of the principal balance.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $0 and accrued interest of $0 as of September 30, 2021 following conversion of $32,848 of the principal balance and $716 of accrued interest during the three months ended September 30, 2021. Accordingly, $21,899 of the put premium was released in respect of the August 30, 2019 Auctus Note during the three months ended September 30, 2021 following conversion of the principal balance. Accordingly, there was no outstanding principal balance as of September 30, 2021.

Crown Bridge Securities Purchase Agreements

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, pursuant to which Crown Bridge purchased a convertible promissory note (the “October 3, 2019 Crown Bridge Note”) from the Company in the aggregate principal amount of $108,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Crown Bridge any time from the of issuance of the of the October 3, 2019 Crown Bridge Note. The transactions contemplated by the Crown Bridge Securities Purchase Agreement closed on October 3, 2019. Pursuant to the terms of the Crown Bridge Securities Purchase Agreement, Crown Bridge deducted $3,000 from the principal payment due under the October 3, 2019 Crown Bridge Note, at the time of closing, to be applied to its legal expenses, and there was a $5,000 original issuance discount resulting in $100,000 net proceeds to the Company. The Company intends to use the net proceeds from the October 3, 2019 Crown Bridge Note for general working capital purposes. The maturity date of the October 3, 2019 Crown Bridge was October 3, 2020 and is currently past due. The October 3, 2019 Crown Bridge Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Crown Bridge in shares of the Company’s common stock; but shall not be payable until the October 2019 Crown Bridge Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

Additionally, Crown Bridge has the option to convert all or any amount of the principal face amount of the October 3, 2019 Crown Bridge Note at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount is paid if an event of default occurs, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of the October 3, 2019 Crown Bridge Note plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $72,000 put premium.

The October 3, 2019 Crown Bridge Note contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 15% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amount outstanding under the above Crown Bridge financing agreement was $65,280 and accrued interest of $7,232 as of as of June 30, 2020 following conversion of $42,720 of the principal balance during the year ended June 30, 2020. Accordingly, $28,480 of the put premium was released in respect of the October 3, 2019 Crown Bridge Note during the year ended June 30, 2020 following conversion of the principal balance.

There were 15,000 unissued shares which were considered issuable for accounting purposes during the 1st quarter of fiscal 2021 related to a conversion notice dated and received on September 16, 2020. In November 2020, the Company was notified by the note holder of the cancellation of this conversion notice as a result of the reverse stock split and as such the Company reversed the effects of this transaction thereby increasing the principal balance by $9,600 and put premium by $6,400 and a corresponding decrease in equity of $16,000.

The total principal amount outstanding under the above Crown Bridge financing agreement was $65,280 and accrued interest of $16,138 as of June 30, 2021. The total principal amount outstanding under the above Crown Bridge financing agreement was $65,280 and accrued interest of $18,606 as of as of September 30, 2021.

GW Holdings Securities Purchase Agreements

December 10, 2020 Securities Purchase Agreement

Effective December 10, 2020, the Company entered into a securities purchase agreement with GW Holdings, pursuant to which GW Holdings purchased a convertible promissory note (the “December 10, 2020 GW Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings anytime from the issuance of the December 10, 2020 GW Holdings Note. The transactions contemplated by the GW Holdings Securities Purchase Agreement closed on December 10, 2020. Pursuant to the terms of the GW Holdings Securities Purchase Agreement, the lender deducted $6,000 from the principal payment due under the December 10, 2020 GW Note, at the time of closing, to be applied to its legal expenses. The Company intends to use the net proceeds of $125,000 from the December 10, 2020 GW Note for general working capital purposes. The maturity date of the December 10, 2020 GW Holdings is December 10, 2021. The December 10, 2020 GW Holdings Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to GW Holdings in shares of the Company’s common stock; but shall not be payable until the December 10, 2020 GW Holdings Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

The above notes issued to GW Holdings contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

Additionally, GW Holdings has the option to convert all or any amount of the principal face amount of the notes issued to GW Holdings at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount is paid if an event of default occurs, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of such notes plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

The conversion price for the above GW Holdings notes shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.

These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $87,333 put premium.

The total principal amount outstanding under the above December 10, 2020 GW Holdings financing agreement, was $90,000 and accrued interest of $4,636 as of June 30, 2021 following conversion of $41,000 of the principal balance and $1,084 of accrued interest during the year ended June 30, 2021. Accordingly, $27,333 of the put premium was reclassed to additional paid in capital in respect of the October 1, 2019 GW Holdings Note during the year ended June 30, 2021 following conversion of the principal balance.

The total principal amount outstanding under the above December 10, 2020 GW Holdings financing agreement, was $65,000 and accrued interest of $4,174 as of September 30, 2021 following conversion of $25,000 of the principal balance and $2,091 of accrued interest during the three months ended September 30, 2021. Accordingly, $16,667 of the put premium was reclassed to additional paid in capital in respect of the October 1, 2019 GW Holdings Note during the three months ended September 30, 2021 following conversion of the principal balance.

Geneva Roth Remark Securities Purchase Agreements

January 5, 2021 Securities Purchase Agreement

Effective January 5, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “January 5, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $68,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the January 5, 2021 Geneva Roth. The January 5, 2021 Geneva Roth contained an original issue discount of $3,500. The Company intended to use the net proceeds from the January 5, 2021 Geneva Roth for general working capital purposes. The maturity date of the January 5, 2021 Geneva Roth Note was January 5, 2022. The January 5, 2021 Geneva Roth Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the January 5, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

March 16, 2021 Securities Purchase Agreement

Effective March 16, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “March 16, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $63,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the March 16, 2021 Geneva Roth. The March 16, 2021 Geneva Roth contained an original discount of $3,500. The Company intended to use the net proceeds from the March 16, 2021 Geneva Roth for general working capital purposes. The maturity date of the March 16, 2021 Geneva Roth Note was March 16, 2022. The March 16, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the March 16, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

August 19, 2021 Securities Purchase Agreement

Effective August 19, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “August 19, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $103,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the August 19, 2021 Geneva Roth. The August 19, 2021 Geneva Roth contains an original discount of $3,750. The Company intends to use the net proceeds from the August 19, 2021 Geneva Roth for general working capital purposes. The maturity date of the August 19, 2021 Geneva Roth Note is August 19, 2022. The August 19, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the August 19, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

September 22, 2021 Securities Purchase Agreement

Additionally, effective September 22, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “September 22, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the September 22, 2021 Geneva Roth. The September 22, 2021 Geneva Roth contains an original discount of $3,750. The Company intends to use the net proceeds from the September 22, 2021 Geneva Roth for general working capital purposes. The maturity date of the September 22, 2021 Geneva Roth Note is September 22, 2022. The September 22, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the September 22, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Geneva Roth, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.

The conversion price for the above Geneva Roth notes shall be equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $161,269 put premium for the four notes.

The above Geneva Roth notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amounts outstanding under the above Geneva Roth financing agreements were $132,000 and accrued interest of $3,477 as of June 30, 2021 following conversion of $78,000 of the principal balance and $3,120 accrued interest during the year ended June 30, 2021. Accordingly, $42,000 of the put premium was released in respect of the Geneva Roth financing agreements during the year ended June 30, 2021 following conversion of the principal balance.

The total principal amounts outstanding under the above Geneva Roth financing agreements were $167,500 and accrued interest of $1,081 as of September 30, 2021 following conversion of $132,000 of the principal balance and $5,280 accrued interest during the three months ended September 30, 2021. Accordingly, $71,077 of the put premium was released in respect of the Geneva Roth financing agreements during the three months ended September 30, 2021 following conversion of the principal balance.

Amortization of debt discounts

The Company recorded $7,500 and $0 of debt discounts (including warrants, derivatives, debt issue costs and original issue discounts) related to the above note issuances during the three months ended September 30, 2021 and 2020, respectively. The Company recorded $90,192 and $0 of put premiums related to the above note issuances during the three months ended September 30, 2021 and 2020, respectively. The debt discounts are being amortized over the term of the debt and the put premiums are expensed on issuance of the debt with the liability released to additional paid in capital on conversion of the principal.

Amortization of all debt discounts for the three months ended September 30, 2021 and 2020 was $6,074 and $121,281, respectively.

The Company reclassified $109,643 and $204,919 in put premiums to additional paid in capital following conversions during the three months ended September 30, 2021 and 2020, respectively.

NOTE 6 – CONVERTIBLE NOTES

The Company’s convertible notes outstanding at June 30, 2021 and 2020 were as follows:

	June 30, 2021	June 30, 2020
Convertible notes and debenture	$400,128	$1,029,496
Unamortized discounts	(6,139)	(126,667)
Accrued interest	34,098	80,101
Premium, net	196,496	574,804
Convertible notes, net	$624,583	$1,557,734

Eagle Equities Financing Agreements

December 29, 2017 Securities Purchase Agreement

The Company entered into an executory contract on December 29, 2017, whereby the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “December 2017 Eagle Note”) from the Company in the aggregate principal amount of $532,435, with principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities at any time. The December 2017 Eagle Note contained an original issue discount of $25,354 such that the purchase price was $507,081. The maturity date of the December 2017 Eagle Note was December 29, 2018. The Company was in discussions with Eagle Equities to extend the maturity date. The December 2017 Eagle Note bore interest at a rate of 8% per annum, which interest were to be paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time. The Company recorded $20,065 of accrued interest for the December 2017 Eagle Note and total principal outstanding as of June 30, 2019 under the December 2017 Eagle Note was $171,965 following conversion of $360,470 of principal and $43,535 of accrued interest during the fiscal year ended June 30, 2019. The Company recorded $0 of accrued interest for the December 2017 Eagle Note and total principal outstanding as of June 30, 2020 under the December 2017 Eagle Note was $0 following conversion of the remaining principal $171,965 and $24,751 of accrued interest during the fiscal year to June 30, 2020. Accordingly, there was no outstanding balance as of June 30, 2020.

July 13, 2018 Securities Purchase Agreement

Effective July 13, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “July 2018 Note”) from the Company in the aggregate principal amount of $75,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six month anniversary of the July 2018 Eagle Note. The transaction closed on July 16, 2018 and on July 19, 2018 the Company received proceeds of $71,250 as $3,750 was paid directly to legal fees. The maturity date of the July 2018 Eagle Note was July 13, 2019. The July 2018 Eagle Note bears interest at a rate of 8% per annum, which interest shall be paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the Note. The Company recorded $5,786 of accrued interest and the total principal outstanding under the July 2018 Eagle Note was $75,000 as of June 30, 2019. The Company recorded $0 of accrued interest and the total principal outstanding under the July 2018 Eagle Note was $0 as of June 30, 2020 following conversion of $75,000 of principal and $9,300 of accrued interest during the fiscal year ended June 30, 2020. Accordingly, there was no outstanding balance as of June 30, 2020.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

August 29, 2018 Securities Purchase Agreement

Effective August 29, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “August 2018 Eagle Note”) from the Company in the aggregate principal amount of $105,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six-month anniversary of the August 2018 Eagle Note. The transactions contemplated by the agreement closed on August 30, 2018. The maturity date of the August 29, 2018 Eagle Note was August 29, 2019. The August 2018 Eagle Note bore interest at a rate of 8% per annum, which interest was paid by the Company to Eagle Equities in shares of the Company’s common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the August 2018 Eagle Note. In April 2020, Eagle Equities agreed to waive the 24% default interest on this note. The note was fully converted to common stock in fiscal 2021.

October 2, 2018 Securities Purchase Agreement

Effective October 2, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “October 2018 Eagle Note”) from the Company in the aggregate principal amount of $210,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six-month anniversary of the October 2018 Eagle Note. The transactions contemplated by the purchase agreement closed on October 3, 2018. Pursuant to the terms of the purchase agreement, Eagle Equities deducted $10,000 from the principal payment due under the October 2018 Eagle Note, at the time of closing, to be applied to its legal expenses. The maturity date of the October 2018 Eagle Note was October 2, 2019. The October 2018 Eagle Note shall bore interest at a rate of 8% per annum, which interest was paid by the Company to Eagle Equities in shares of common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the October 2018 Eagle Note. In April 2020, Eagle Equities agreed to waive the 24% default interest on this note. The note was fully converted to common stock in fiscal 2020.

November 30, 2018 Securities Purchase Agreement

Effective November 30, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “November 2018 Eagle Note”) from the Company in the aggregate principal amount of $105,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six-month anniversary of the November 2018 Eagle Note. The transactions contemplated by the purchase agreement closed on December 3, 2018. Pursuant to the terms of the purchase agreement, Eagle Equities deducted $5,000 from the principal payment due under the November 2018 Eagle Note, at the time of closing, to be applied to its legal expenses. The maturity date of the November 2018 Eagle Note was November 30, 2019. The November 2018 Eagle Note bore interest at a rate of 8% per annum, which interest shall be paid by the Company to Eagle Equities in shares of common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the November 2018 Eagle Note. In April 2020, Eagle Equities agreed to waive the 24% default interest on this note. The note was fully converted to common stock in fiscal 2020.

December 24, 2018 Securities Purchase Agreement

Effective December 24, 2018, the Company entered into a securities purchase agreement with Eagle Equities, pursuant to which Eagle Equities purchased a convertible promissory note (the “December 2018 Eagle Note”) from the Company in the aggregate principal amount of $126,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Eagle Equities any time after the six-month anniversary of the December 2018 Eagle Note. The transactions contemplated by the purchase agreement closed on December 24, 2018. Pursuant to the terms of the purchase agreement, Eagle Equities deducted $6,000 from the principal payment due under the December 2018 Eagle Note, at the time of closing, to be applied to its legal expenses. The Company used the net proceeds from the December 2018 Eagle Note to repay an outstanding convertible promissory note before such note became convertible. The maturity date of the December 2018 Eagle Note was December 24, 2019. The December 2018 Eagle Note bore interest at a rate of 8% per annum, which interest was paid by the Company to Eagle Equities in shares of common stock upon receipt of a notice of conversion by the Company from Eagle Equities at any time after the six-month anniversary of the December 2018 Eagle Note. Upon an event of default, principal and accrued interest would become immediately due and payable under the notes. Additionally, upon an event of default, both notes would accrue interest at a default interest rate of 24% per annum or the highest rate of interest permitted by law. In April 2020, Eagle Equities agreed to waive the 24% default interest on this note.

Eagle Equities had the option to convert all or any amount of the principal amount of the notes issued to Eagle Equities above, at any time, for shares of the Company’s common stock at a price ranging from 60% to 61% of the lowest closing bid price (the “Closing Bid Price”) of the Company’s common stock as reported on the OTC Markets Group, Inc. quotation system for the ten prior trading days, including the day upon which the Company receives a notice of conversion from Eagle Equities (the “Conversion Price”). However, in the event that the Company’s common stock was restricted by the Depository Trust Company for any reason, the Conversion Price was to be lowered to from 50% to 51% of the lowest Closing Bid Price for the duration of such restriction. If the Company failed to maintain a reserve of shares of its common stock at least two and a half times the number of shares issuable upon conversion of all the Eagle Notes for at least 60 days after the issuance of the notes issued to Eagle Equities, the conversion discount was to be increased by 10%. Notwithstanding the foregoing, Eagle Equities was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

The above notes issued to Eagle Equities were treated as stock settled debt under ASC 480 and accordingly, the Company recorded a total of $357,688 put premium, of which $224,131 and $133,557 were released to additional paid in capital following conversion of principal during the fiscal year to June 30, 2020 and 2021, respectively.

The total principal amount outstanding under the above Eagle Equities financing agreements, specifically the August 29, 2018 and the December 24, 2018 agreements was $205,500 as of June 30, 2020 and accrued interest totaled $26,990. There were $0 outstanding principal and accrued interest under the above Eagle Equities financing agreements as of June 30, 2021 as a result of the fiscal 2021 conversions.

GS Capital Financing Agreements

October 2, 2018 Securities Purchase Agreement

Effective October 2, 2018, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased two 8% unsecured convertible redeemable notes (the “October 2, 2018 GS Notes”) from the Company in the aggregate principal amount of $212,000, such principal and the interest thereon convertible into shares of the Company’s common stock. The purchase price of $106,000 of the first note (the “October 2018 GS Note”) was paid in cash by GS Capital on October 3, 2018. After payment of certain legal fees and expenses, net proceeds to the Company from the October 2018 GS Note totaled $100,700. The purchase price of $106,000 of the second note (the “October 2, 2018 GS Back End Note”) was initially paid for by GS Capital issuing to the Company an offsetting $106,000 collateralized secured note (the “October 2, 2018 GS Secured Note”). The terms of the October 2018 GS Back End Note require cash funding prior to any conversion thereunder, and such cash funding shall occur on or before June 2, 2019.

Both the October 2, 2018 GS Note and the October 2, 2018 GS Back End Note, which was funded on February 27, 2019, matured on October 2, 2019, upon which any outstanding principal and interest thereon is due and payable. The amounts cash funded plus accrued interest under both the October 2018 GS Note and the October 2018 GS Back End Note are convertibles into shares of the Company’s common stock, at any time after April 2, 2019, at a conversion price for each share of common stock equal to 61% of the lowest closing bid price of the Company’s common stock for the ten prior trading days including the day upon which a notice of conversion is received by the Company from GS Capital, subject to adjustment in certain events. The maturity date of the October 2, 2018 GS Back-Note was October 2019 and the notes were fully converted to common stock in fiscal 2020.

January 22, 2020 GS Capital Securities Purchase Agreements

Effective January 22, 2020, the Company entered into a securities purchase agreement with GS Capital, pursuant to which GS Capital purchased a convertible promissory note (the “January 22, 2020 GS Note”) from the Company in the aggregate principal amount of $58,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GS Capital any time after the six-month anniversary of the January 22, 2020 GS Capital Note. The January 22, 2020 GS Note contained an original discount of $3,500. The transactions contemplated by the GS Capital Securities Purchase Agreement closed on January 22, 2020. Pursuant to the terms of the GS Capital Securities Purchase Agreement, GS Capital deducted $2,500 from the principal payment due under the January 22, 2020 GW Note, at the time of closing, to be applied to its legal expenses and received net cash proceeds of $52,000 on January 28, 2020. The Company used the net proceeds from the January 22, 2020 GW Note for general working capital purposes. The maturity date of the January 22, 2020 GS Capital was January 22, 2021. The January 22, 2020 GS Capital Note bore interest at a rate of 10% per annum, which interest may be paid by the Company to GS Capital in shares of the Company’s common stock; but was not payable until the January 22, 2020 GS Capital Note became payable, whether at the maturity date or upon acceleration or by prepayment. The conversion price for the January 22, 2020 GS Capital Note was equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received.

Additionally, GS Capital had the option to convert all or any amount of the principal face amount of the January 22, 2020 GS Capital Note at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount was paid if an event of default occurs, which is an amount between 112% and 130% of an amount equal to the then outstanding principal amount of the January 22, 2020 GS Capital Note plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price. The January 22, 2020 GS Note contained certain events of default, upon which principal and accrued interest would become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal would accrue at a default interest rate of 24% per annum.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

The notes issued to GS capital above were treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $106,438 put premium which was expensed in fiscal 2020 of which $22,901 and $38,667 was released to additional paid in capital following conversion of principal during the year ended June 30, 2020 and 2021, respectively.

The Company recorded $8,802 of accrued interest and the total principal outstanding under the above GS Capital financing agreements was $58,000 as of June 30, 2020 following the conversion of $141,820 of principal and $76,397 of accrued interest during the year ended June 30, 2020. The total remaining principal outstanding and accrued interest under the above GS Capital financing agreements was $0 as of June 30, 2021 following conversion of $58,000 of principal and $8,508 of accrued interest during the year ended June 30, 2021.

Convertible Note Issued with Consulting Agreement

August 10, 2017 Consulting Agreement

On August 10, 2017, the Company entered into a consulting agreement, retroactive to May 16, 2017, with a certain consultant, pursuant to which the consultant agreed to provide certain consulting and business advisory services in exchange for a $310,000 junior subordinated convertible note. The maturity date of the August 10, 2017 Convertible Note was August 2019 and is currently past due (see Note 8). The note accrues interest at a rate of 10% per annum and is convertible into common stock at the lesser of $750 or 65% of the three lowest trades in the ten trading days prior to the conversion. The note was fully earned upon signing the agreement and matures on August 10, 2019. The Company accrued $155,000 related to this expense at June 30, 2017 and recorded the remaining $155,000 related to this expense in fiscal year 2018. Upon an event of default, principal and accrued interest will become immediately due and payable under the note. Additionally, upon an event of default, at the election of the holder, the note would accrue interest at a default interest rate of 18% per annum or the highest rate of interest permitted by law. The consulting agreement had a three-month term and expired on August 16, 2017. An aggregate total of $578,212 of this note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value. During the year ended June 30, 2018, the consultant converted $140,000 of principal and $10,764 of interest. During the year ended June 30, 2019, the consultant converted an additional $161,000 of principal and $19,418 of interest leaving a principal balance owed of $9,000 at June 30, 2019. During the year ended June 30, 2020, the consultant converted an additional $500 of principal and $5,248 of interest such that the remaining principal outstanding and accrued interest under this note as of June 30, 2020 was $8,500 and $22,168, respectively.

On March 15, 2021, the Company entered into a Settlement and Mutual Release Agreement (the “Settlement Agreement”) with the consultant whereby both parties agreed to settle all claims and liabilities under the August 10, 2017 Convertible note for a total of $100,000 in the form of a convertible note. All other terms of the August 10, 2017 Convertible Note shall remain in full force and effect. Both parties agree that all future penalties under this note are waived unless the Company fails to authorize to distribute the requested shares upon conversion. The Company has the right to pay off the balance of any remaining amounts dues under this note in cash at any time more than 60 days after March 15, 2021. Prior to the Settlement Agreement, the Company recorded total liabilities $56,762 consisting of remaining principal amount of $8,500, accrued interest of $23,262 and accrued expenses of $25,000. Accordingly, the Company recognized loss from settlement of debt of $43,238 during the year ended June 30, 2021 which is included in gain from settlement of debt, net in the accompanying consolidated statements of operations.

The total principal outstanding after adjustment due to the above-mentioned March 15, 2021 settlement agreement and accrued interest under the August 10, 2017 Convertible Note was $80,000 and $3,738, respectively, as of June 30, 2021 following conversion of $20,000 of principal during the year ended June 30, 2021.

Power Up Lending Group Financing Agreements

November 26, 2019 Securities Purchase Agreement

Effective November 26, 2019, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “November 26, 2019 Power Up Note”) from the Company in the aggregate principal amount of $43,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on November 22, 2019 and the Company received payment on December 3, 2019 in the amount of $40,000, net of $2,500 paid directly toward legal fees and $500 to Power Up for due diligence fees. The maturity date of the November 26, 2019 Power Up Note was November 26, 2020. The November 26, 2019, Power Up Note bore interest at a rate of 8% per annum, which interest was paid by the Company to Power Up in shares of the Company’s common stock but was not payable until the November 26, 2019 Power Up Note became payable, whether at the maturity date or upon acceleration or by prepayment. The note was fully converted in fiscal 2020.

January 7, 2020 Power Up Lending Group Securities Purchase Agreement

Effective January 7, 2020, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “January 7, 2020 Power Up Note”) from the Company in the aggregate principal amount of $75,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on January 7, 2020 and the Company received payment on January 13, 2020 in the amount of $72,000, net of $2,500 paid directly toward legal fees and $500 to Power Up for due diligence fees. The maturity date of the January 7, 2020 Power Up Note was January 7, 2021. The January 7, 2020, Power Up Note bore interest at a rate of 8% per annum, which interest was paid by the Company to Power Up in shares of the Company’s common stock, but not payable until the January 7, 2020 Power Up Note became payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

March 12, 2020 Power Up Lending Group Securities Purchase Agreement

Effective March 12, 2020, the Company entered into a securities purchase agreement with Power Up Lending Group Ltd. (“Power Up”), pursuant to which Power Up purchased a convertible promissory note (the “March 12, 2020 Power Up Note”) from the Company in the aggregate principal amount of $43,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Power Up. The transaction closed on March 12, 2020 and the Company received payment on March 5, 2020 in the amount of $40,000, net of $2,500 paid directly toward legal fees and $500 to Power Up for due diligence fees. The maturity date of the March 12, 2020 Power Up Note was March 12, 2021. The March 12, 2020, Power Up Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Power Up in shares of the Company’s common stock but was not payable until the March 12, 2020 Power Up Note became payable, whether at the maturity date or upon acceleration or by prepayment.

All the notes issued above to Power Up contained certain events of default, upon which principal and accrued interest would become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal would accrue at a default interest rate of 22% per annum.

Additionally, Power Up had the option to convert all or any amount of the principal face amount of the notes issued to Power Up, starting on certain dates as defined in the note agreements and ending on the later of the maturity date or the date the Default Amount is paid if an event of default occurs, which was an amount equal to 150% of an amount equal to the then outstanding principal amount of the notes plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the above Power Up notes was $3,050, subject to certain Market Price (as defined below) adjustment. If the Market Price was greater than or equal to $5,000, the conversion price was to be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3,050. In the event Market Price was less than $5,000, the conversion price was to be the Variable Conversion Price. As defined in the note agreements, the “Market Price” was the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock. An aggregate initial total of $422,557 of these notes were bifurcated with the embedded conversion option recorded as derivative liabilities at fair value.

The total principal amount outstanding under the above Power Up financing agreements, specifically the January 7, 2020 and March 12, 2020 Power Up Notes, was $118,000 and accrued interest of $3,903 as of June 30, 2020. The total principal amount outstanding under the above Power Up financing agreement, specifically the January 7, 2020 and March 12, 2020 Power Up Notes, was $0 and accrued interest of $0 as of June 30, 2021 following repayment in cash of $43,000 of the principal balance and $1,816 of accrued interest and conversions into common stock during the year ended June 30, 2021. Accordingly, there was no outstanding principal balance as of June 30, 2021.

Redstart Holdings Corp Financing Agreement

May 23, 2019 Securities Purchase Agreement

Effective May 23, 2019, the Company issued a convertible promissory note (the “May 23 Redstart Holdings Note”) to Redstart Holdings Corp (“Redstart Holdings”) in the aggregate principal amount of $133,000, with principal and the interest thereon convertible into shares of the Company’s common stock at the option of Redstart Holdings any time after 180 days of issuance. At the time of closing on May 31, 2019, Redstart Holdings deducted $3,000 from the principal payment due under the May 2019 Redstart Holdings Note to be applied to its legal expenses, such that the Company received aggregate net proceeds of $130,000 at closing. The maturity date of the May 2019 Redstart Holdings Note was May 23, 2020 and bore interest at a rate of 8% per annum. The total principal amount outstanding and accrued interest under the above Redstart Holdings financing agreement, specifically the May 23, 2019 agreement at June 30, 2019 was $133,000 and $1,137 respectively and as of June 30, 2020 total principal amount outstanding and accrued interest totaled $0 and $0 respectively following conversion of $133,000 of the principal balance and $5,320 of accrued interest during the year ended June 30, 2020.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Odyssey Capital Financing Agreements

July 30, 2019 Securities Purchase Agreement

Effective July 30, 2019, the Company entered into a securities purchase agreement with Odyssey Capital Funding LLC, (“Odyssey”), pursuant to which Odyssey purchased a convertible promissory note (the “July 30, 2019 Odyssey Note”) from the Company in the aggregate principal amount of $320,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Odyssey. The July 30, 2019 Odyssey Note contains an original discount of $25,000. The transaction closed on July 30, 2019 and the Company received payment on August 1, 2019 in the amount of $295,000, of which $10,000 was paid directly toward legal fees, resulting in net cash proceeds of $285,000. The maturity date of the July 30, 2019 Odyssey Note was July 30, 2020. The July 2019 Odyssey Note bore interest at a rate of 10% per annum, which interest may be paid by the Company to Odyssey in shares of the Company’s common stock but was not payable until the July 30, 2019 Odyssey Note became payable, whether at the maturity date or upon acceleration or by prepayment. The July 30, 2019 Odyssey Note contained certain events of default, upon which principal and accrued interest would become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal would accrue at a default interest rate of 24% per annum. The note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a $172,308 put premium.

Additionally, Odyssey had the option to convert all or any amount of the principal face amount of the July 30, 2019 Odyssey Note, starting on January 31, 2020 and ending on the later of the maturity date or the date the Default Amount was paid if an event of default occurred, which was an amount equal to 120% of an amount equal to the then outstanding principal amount of the July 30, 2019 Odyssey Note plus any interest accrued from July 30, 2019 at the default interest rate of 24% per annum for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the July 30, 2019 Odyssey Note was equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Markets on which the Company’s shares were then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company.

The total principal amount outstanding under the above Odyssey financing agreement, specifically the July 30, 2019 Odyssey Note, was $0 and accrued interest of $0 as of June 30, 2020 following conversion of $320,000 of the principal balance and $23,220 of accrued interest during the year ended June 30, 2020 resulting in full repayment of the note and a full reduction of the put premium. The note was fully converted in fiscal 2020.

Auctus Fund Financing Agreements

August 30, 2019 Securities Purchase Agreement

Effective August 30, 2019, the Company entered into a securities purchase agreement with Auctus Fund, LLC (“Auctus”), pursuant to which Auctus purchased a convertible promissory note (the “August 30, 2019 Auctus Note”) from the Company in the aggregate principal amount of $550,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Auctus. The transaction closed on August 30, 2019 and the Company received payment on September 4, 2019 in the amount of $550,000, of which $5,000 was paid directly toward legal fees and $40,000 to Auctus for due diligence fees resulting in net cash proceeds of $505,000. The maturity date of the August 30, 2019 Auctus Note was August 30, 2020 and is currently past due. The August 30, 2019 Auctus Note bears interest at a rate of 10% per annum, but not payable until the August 30, 2019 Auctus Note became payable, whether at the maturity date or upon acceleration or by prepayment. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $366,667 put premium. The August 30, 2019 Auctus Note may not be prepaid without the written consent of Auctus. Any amount of principal or interest which is not paid when due shall bear interest at the rate of 24% per annum.

Additionally, Auctus has the option to convert all or any amount of the principal face amount and accrued interest of the August 30, 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date or the date of payment of the Default Amount if an event of default occurs, which is an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 30, 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, for shares of the Company’s common stock at the then-applicable conversion price. Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any.

The conversion price for the August 30, 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price on the date of conversion. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2,250. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3,330. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4,500. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years from the date of issuance being August 30, 2019. Under the terms of the Purchase Agreement and the Warrants, the Selling Security Holder may not either convert the Notes nor exercise the Warrants to the extent (but only to the extent) that the Selling Security Holder or any of its affiliates would beneficially own a number of shares of our Common Stock which would exceed 4.99% of our outstanding shares. The Company accounted for the warrants by using the relative fair value method and recorded debt discount from the relative fair value of the warrants of $375,905 using a simple binomial lattice model.

In connection with the Purchase Agreement, the Company and the Purchaser entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to register the shares of Common Stock underlying the Securities in a Registration Statement with the SEC as well as the Commitment Shares (as defined herein). The Registration Rights Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The Note is subject to customary default provisions and also includes a cross-default provision which provides that a breach or default by the Borrower of any covenant or other term or condition contained in any of the Other Agreements (as defined therein), after the passage of all applicable notice and cure or grace periods, shall, at the option of the Holder, be considered a default under this Note and the Other Agreements. Upon occurrence of any such event, the Holder shall be entitled (but in no event required) to apply all rights and remedies of the Holder under the terms of this Note and the Other Agreements by reason of a default under said Other Agreements or the Note.

The August 30, 2019 Auctus Note contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $358,965 and accrued interest of $486 as of June 30, 2020 following conversion of $191,035 of the principal balance and $43,176 of accrued interest during the year ended June 30, 2020. Accordingly, $127,356 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2020 following conversion of the principal balance.

The total principal amount outstanding under the above Auctus financing agreement, specifically the August 30, 2019 Auctus Note, was $32,848 and accrued interest of $0 as of June 30, 2021 following conversion of $326,117 of the principal balance and $39,536 of accrued interest during the year ended June 30, 2021. Accordingly, $217,411 of the put premium was released in respect of the August 30, 2019 Auctus Note during the year ended June 30, 2021 following conversion of the principal balance.

GW Holdings Securities Purchase Agreements

October 1, 2019 Securities Purchase Agreement

Effective October 1, 2019, the Company entered into a securities purchase agreement with GW Holdings, pursuant to which GW Holdings purchased a convertible promissory note (the “October 1, 2019 GW Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings any time after the six-month anniversary of the October 1, 2019 GW Holdings Note. The transactions contemplated by the GW Holdings Securities Purchase Agreement closed on October 1, 2019. Pursuant to the terms of the GW Holdings Securities Purchase Agreement, the lender deducted $6,000 from the principal payment due under the October 1, 2019 GW Note, at the time of closing, to be applied to its legal expenses. The Company used the net proceeds of $125,000 from the October 1, 2019 GW Note for general working capital purposes. The maturity date of the October 1, 2019 GW Holdings was October 1, 2020 and is currently past due. The October 1, 2019 GW Holdings Note bore interest at a rate of 8% per annum, which interest was paid by the Company to GW Holdings in shares of the Company’s common stock; but was not payable until the October 1, 2019 GW Holdings Note became payable, whether at the maturity date or upon acceleration or by prepayment.

December 10, 2020 Securities Purchase Agreement

Effective December 10, 2020, the Company entered into a securities purchase agreement with GW Holdings, pursuant to which GW Holdings purchased a convertible promissory note (the “December 10, 2020 GW Note”) from the Company in the aggregate principal amount of $131,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GW Holdings anytime from the issuance of the December 10, 2020 GW Holdings Note. The transactions contemplated by the GW Holdings Securities Purchase Agreement closed on December 10, 2020. Pursuant to the terms of the GW Holdings Securities Purchase Agreement, the lender deducted $6,000 from the principal payment due under the December 10, 2020 GW Note, at the time of closing, to be applied to its legal expenses. The Company intends to use the net proceeds of $125,000 from the December 10, 2020 GW Note for general working capital purposes. The maturity date of the December 10, 2020 GW Holdings is December 10, 2021. The December 10, 2020 GW Holdings Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to GW Holdings in shares of the Company’s common stock; but shall not be payable until the December 10, 2020 GW Holdings Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

The above notes issued to GW Holdings contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

Additionally, GW Holdings has the option to convert all or any amount of the principal face amount of the notes issued to GW Holdings at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount is paid if an event of default occurs, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of such notes plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the above GW Holdings notes shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.

These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $174,666 put premium.

The total principal amount outstanding under the above October 1, 2019 GW Holdings financing agreement was $30,000 and accrued interest of $1,776 as of June 30, 2020 following conversion of $101,000 of the principal balance and $5,082 of accrued interest during the year ended June 30, 2020. The total principal amount and accrued interest outstanding under the above October 1, 2019 GW Holdings financing agreement was $0 as of June 30, 2021 following conversion of $30,000 of the principal balance and $3,877 of accrued interest during the year ended June 30, 2021. Accordingly, $67,333 and $20,000 of the put premium was reclassed to additional paid in capital during the year ended June 30, 2020 and 2021, respectively, following conversion of the principal balance. This note was fully converted into common stock in fiscal 2021.

The total principal amount outstanding under the above December 10, 2020 GW Holdings financing agreement, was $90,000 and accrued interest of $4,636 as of June 30, 2021 following conversion of $41,000 of the principal balance and $1,084 of accrued interest during the year ended June 30, 2021. Accordingly, $27,333 of the put premium was reclassed to additional paid in capital in respect of the October 1, 2019 GW Holdings Note during the year ended June 30, 2021 following conversion of the principal balance.

Crown Bridge Securities Purchase Agreements

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, pursuant to which Crown Bridge purchased a convertible promissory note (the “October 3, 2019 Crown Bridge Note”) from the Company in the aggregate principal amount of $108,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Crown Bridge any time from the of issuance of the of the October 3, 2019 Crown Bridge Note. The transactions contemplated by the Crown Bridge Securities Purchase Agreement closed on October 3, 2019. Pursuant to the terms of the Crown Bridge Securities Purchase Agreement, Crown Bridge deducted $3,000 from the principal payment due under the October 3, 2019 Crown Bridge Note, at the time of closing, to be applied to its legal expenses, and there was a $5,000 original issuance discount resulting in $100,000 net proceeds to the Company. The Company intends to use the net proceeds from the October 3, 2019 Crown Bridge Note for general working capital purposes. The maturity date of the October 3, 2019 Crown Bridge was October 3, 2020 and is currently past due. The October 3, 2019 Crown Bridge Note bears interest at a rate of 10% per annum, which interest may be paid by the Company to Crown Bridge in shares of the Company’s common stock; but shall not be payable until the October 2019 Crown Bridge Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Crown Bridge has the option to convert all or any amount of the principal face amount of the October 3, 2019 Crown Bridge Note at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount is paid if an event of default occurs, which is an amount between 110% and 150% of an amount equal to the then outstanding principal amount of the October 3, 2019 Crown Bridge Note plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $72,000 put premium.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

The October 3, 2019 Crown Bridge Note contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 15% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amount outstanding under the above Crown Bridge financing agreement was $65,280 and accrued interest of $7,232 as of as of June 30, 2020 following conversion of $42,720 of the principal balance during the year ended June 30, 2020. Accordingly, $28,480 of the put premium was released in respect of the October 3, 2019 Crown Bridge Note during the year ended June 30, 2020 following conversion of the principal balance.

The total principal amount outstanding under the above Crown Bridge financing agreement was $65,280 and accrued interest of $16,138 as of as of June 30, 2021.

There were 15,000 unissued shares which were considered issuable for accounting purposes during the 1st quarter of fiscal 2021 related to a conversion notice dated and received on September 16, 2020. In November 2020, the Company was notified by the note holder of the cancellation of this conversion notice as a result of the reverse stock split and as such the Company reversed the effects of this transaction thereby increasing the principal balance by $9,600 and put premium by $6,400 and a corresponding decrease in equity of $16,000.

Ader Alef Securities Purchase Agreements

Effective January 13, 2020, the Company entered into a securities purchase agreement with Ader Alef, pursuant to which Ader Alef purchased a convertible promissory note (the “January 13, 2020 Ader Alef Note”) from the Company in the aggregate principal amount of $110,250, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Ader Alef any time after the six-month anniversary of the January 13, 2020 Ader Alef Note. The January 13, 2020 Ader Alef Note contained an original discount of $5,250. The transactions contemplated by the Ader Alef Securities Purchase Agreement closed on January 13, 2020. Pursuant to the terms of the Ader Alef Securities Purchase Agreement, Ader Alef deducted $5,000 from the principal payment due under the January 13, 2020 Ader Alef Note at the time of closing, to be applied to its legal expenses and the Company received net cash proceeds of $100,000 on January 15, 2020. The Company used the net proceeds from the January 13, 2020 Ader Alef Note for general working capital purposes. The maturity date of the January 13, 2020 Ader Alef was January 13, 2021. The January 13, 2020 Ader Alef Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Ader Alef in shares of the Company’s common stock; but was not payable until the January 13, 2020 Ader Alef Note became payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, Ader Alef had the option to convert all or any amount of the principal face amount of the January 13, 2020 Ader Alef Note at any time from the date of issuance and ending on the later of the maturity date or the date the Default Amount was paid if an event of default occurs, which was an amount between 120% and 150% of an amount equal to the then outstanding principal amount of the January 13, 2020 Ader Alef Note plus any interest accrued, for shares of the Company’s common stock at the then-applicable conversion price.

The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note was fixed at $2.50 and thereafter would be equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, Ader Alef was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company. The note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a $59,365 put premium.

The January 13, 2020 Ader Alef Note contained certain events of default, upon which principal and accrued interest would become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal would accrue at a default interest rate of 24% per annum, or if such rate was usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amount outstanding under the above Ader Alef financing agreement was $110,250 and accrued interest of $4,073 as of June 30, 2020. The total principal amount outstanding and accrued interest under the above Ader Alef financing agreement was $0 as of as of June 30, 2021 following conversion of $110,250 of the principal balance and $7,493 accrued interest during the year ended June 30, 2021. Accordingly, $59,365 of the put premium was released in respect of the Ader Alef Note during the year ended June 30, 2021 following conversion of the principal balance. This note was fully converted into common stock in fiscal 2021.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

LG Capital Securities Purchase Agreements

Effective February 19, 2020, the Company entered into a securities purchase agreement with LG Capital Funding, LLC (“LG Capital”), pursuant to which LG Capital purchased a convertible promissory note (the “February 19, 2020 LG Capital Note”) from the Company in the aggregate principal amount of $75,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of LG Capital any time after the six month anniversary of the February 19, 2020 LG Capital Note. The February 19, 2020 LG Capital Note contained an original discount of $3,750. The transactions contemplated by the LG Capital Securities Purchase Agreement closed on March 4, 2020. Pursuant to the terms of the LG Capital Securities Purchase Agreement, LG Capital deducted $2,500 from the principal payment due under the February 19, 2020 LG Capital Note at the time of closing, to be applied to its legal expenses and the Company received net cash proceeds of $71,250 on March 25, 2020. The Company used the net proceeds from the February 19, 2020 LG Capital Note for general working capital purposes. The maturity date of the February 19, 2020 LG Capital Note was February 19, 2021. The February 19, 2020 LG Capital Note bore interest at a rate of 8% per annum, which interest was paid by the Company to LG Capital in shares of the Company’s common stock; but was not payable until the February 19, 2020 LG Capital Note became payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of the note, the Company had the right to prepay the principal and accrued but unpaid interest due under the February 19, 2020 LG Capital Note, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 112% to 135% as defined in the note agreement. After this initial 180-day period, the Company did not have a right to prepay the February 19, 2020 LG Capital Note.

The conversion price for the February 19, 2020 LG Capital Note during the first 6 months the February 19, 2020 LG Capital Note was fixed at $500 and thereafter was equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, LG Capital was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by LG Capital and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a $40,385 put premium.

The February 19, 2020 LG Capital Note contained certain events of default, upon which principal and accrued interest would become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal would accrue at a default interest rate of 24% per annum, or if such rate was usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amount outstanding under the above LG Capital financing agreement was $75,000 and accrued interest of $2,164 as of June 30, 2020. The total principal amount outstanding and accrued interest under the above LG Capital financing agreement was $0 as of June 30 2021 following conversion of $75,000 of the principal balance and $5,421 accrued interest during the year ended June 30, 2021. Accordingly, $40,385 of the put premium was released in respect of the February 19, 2020 LG Capital Note during the year ended June 30, 2021 following conversion of the principal balance. This note was fully converted into common stock in fiscal 2021.

There were 9,427 unissued shares which were considered issuable for accounting purposes during the first quarter of fiscal 2021 related to a conversion notice dated and received on September 9, 2020. In November 2020, the Company was notified by the note holder of the cancellation of this conversion notice as a result of the reverse stock split and as such the Company reversed the effects of this transaction thereby increasing the principal balance by $10,000, accrued interest of $416 and put premium by $5,385 and a corresponding decrease in equity of $15,801.

Geneva Roth Remark Securities Purchase Agreements

December 2, 2020 Securities Purchase Agreement

Effective December 2, 2020, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc.(“Geneva Roth”), pursuant to which Geneva Roth purchased a convertible promissory note (the “December 2, 2020 Geneva Roth”) from the Company in the aggregate principal amount of $78,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six month anniversary of the December 2, 2020 Geneva Roth. The December 2, 2020 Geneva Roth contains an original discount of $3,000. The Company intends to use the net proceeds from the December 2, 2020 Geneva Roth for general working capital purposes. The maturity date of the December 2, 2020 Geneva Roth Note is December 2, 2021. The December 2, 2020 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the December 2, 2020 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

January 5, 2021 Securities Purchase Agreement

Effective January 5, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “January 5, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $68,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the January 5, 2021 Geneva Roth. The January 5, 2021 Geneva Roth contains an original issue discount of $3,500. The Company intends to use the net proceeds from the January 5, 2021 Geneva Roth for general working capital purposes. The maturity date of the January 5, 2021 Geneva Roth Note is January 5, 2022. The January 5, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the January 5, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

March 16, 2021 Securities Purchase Agreement

Effective March 16, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “March 16, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $63,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the March 16, 2021 Geneva Roth. The March 16, 2021 Geneva Roth contains an original discount of $3,500. The Company intends to use the net proceeds from the March 16, 2021 Geneva Roth for general working capital purposes.

The maturity date of the March 16, 2021 Geneva Roth Note is March 16, 2022. The March 16, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the March 16, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Geneva Roth, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.

The conversion price for the above Geneva Roth notes shall be equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $113,077 put premium for the three notes.

The above Geneva Roth notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

The total principal amounts outstanding under the above Geneva Roth financing agreements were $132,000 and accrued interest of $3,477 as of June 30, 2021 following conversion of $78,000 of the principal balance and $3,120 accrued interest during the year ended June 30, 2021. Accordingly, $42,000 of the put premium was released in respect of the Geneva Roth financing agreements during the year ended June 30, 2021 following conversion of the principal balance.

Amortization of debt discounts

The Company recorded $211,000 and $728,904 of debt discounts related to the above note issuances during the years ended June 30, 2021 and 2020, respectively. The Company recorded $498,160 and $836,724 of put premiums related to the above note issuances during the years ended June 30, 2021 and 2020, respectively. The debt discounts are being amortized over the term of the debt and the put premiums are expensed on issuance of the debt with the liability released to additional paid in capital on conversion of the principal.

Amortization of all debt discounts for the years ended June 30, 2021 and 2020 was $136,527 and $734,130, respectively.

The Company reclassified $590,504 and $874,924 in put premiums to additional paid in capital following conversions during the year ended June 30, 2021 and 2020, respectively.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020